FAIR VALUE MEASUREMENTS - Financial Instruments not Measured at Fair Value (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 281,531	$ 140,376
Payable to customers — Cash		3,442
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	462,103	316,610
Assets posted as collateral - Cash	0	2,091
Accounts receivable	55,279	60,929
Loans receivable	0	0
Total Assets	517,382	379,630
Accounts payable and accrued liabilities	281,531	140,376
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Total Liabilities	281,531	140,376
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	0	0
Accounts receivable	0	0
Loans receivable	476,620	387,364
Total Assets	476,620	387,364
Accounts payable and accrued liabilities	0	0
Notes payable	836,402	342,161
Collateral payable — Cash	74,995	11,367
Payable to customers — Cash	19,520	3,442
Loans payable	510,718	93,069
Total Liabilities	1,441,635	450,039
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	0	0
Accounts receivable	0	0
Loans receivable	0	0
Total Assets	0	0
Accounts payable and accrued liabilities	0	0
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Total Liabilities	0	0
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	462,103	316,610
Assets posted as collateral - Cash	0	2,091
Accounts receivable	55,279	60,929
Loans receivable	476,620	387,364
Total Assets	994,002	766,994
Accounts payable and accrued liabilities	281,531	140,376
Notes payable	845,186	408,053
Collateral payable — Cash	74,995	11,367
Payable to customers — Cash	19,520	3,442
Loans payable	510,718	93,069
Total Liabilities	1,731,950	656,307
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	462,103	316,610
Assets posted as collateral - Cash	0	2,091
Accounts receivable	55,279	60,929
Loans receivable	476,620	387,364
Total Assets	994,002	766,994
Accounts payable and accrued liabilities	281,531	140,376
Notes payable	836,402	342,161
Collateral payable — Cash	74,995	11,367
Payable to customers — Cash	19,520	3,442
Loans payable	510,718	93,069
Total Liabilities	$ 1,723,166	$ 590,415